Other Accounts Payable and Accrued Expenses - Schedule of Other Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Payroll and related accruals	$ 2,397	$ 1,787
Accrued expenses - agents' commissions	84	109
Accrued expenses	731	512
Royalties to IIA	393	406
Provision for loss from sale of subsidiary	159
Others	78
Other accounts payable and accrued expenses	$ 3,842	$ 2,814